CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Operating activities:
Net Loss	$ (38,090)	$ (5,023)
Loss from discontinued operations, net		(4,668)
Net Loss from Continuing Operations	(38,090)	(355)
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,909	13,647
Impairment of intangible assets and goodwill	43,847
Stock-based compensation expense	1,119	3,528
Foreign currency translation	10	926
Accrued interest, net	217	137
Deferred taxes, net	(10,752)	(4,972)
Change in payment obligation related to acquisition	28	1,207
Fair value revaluation - convertible debt	3,767	1,120
Net changes in operating assets and liabilities:
Accounts receivable, net	12,128	11,470
Prepaid expenses and other	(3,184)	(9,907)
Accounts payable	(6,138)	(570)
Accrued expenses and other liabilities	(974)	(2,566)
Deferred revenues	(116)	(1,576)
Net cash provided by continuing operating activities	11,771	12,089
Net cash used in discontinued operating activities		(4,232)
Net cash provided by operating activities	11,771	7,857
Investing activities:
Purchases of property and equipment	(1,265)	(904)
Capitalization of development costs	(2,781)	(2,596)
Short-term deposits, net	6,911	30,067
Net cash provided by investing activities	2,865	26,567
Financing activities:
Exercise of stock options and restricted share units	1	1
Payments made in connection with acquisition	(551)	(6,125)
Proceed from short-term loans		10,000
Repayment of convertible debt	(7,901)	(7,620)
Repayment of short-term loans	(7,000)	(13,000)
Proceed from long-term loans	5,000
Repayment of long-term loans	(7,414)	(3,565)
Net cash used in financing activities	(17,865)	(20,309)
Effect of exchange rate changes on cash and cash equivalents	192	31
Net increase (decrease) in cash and cash equivalents	(3,037)	18,378
Decrease in cash and cash equivalents - discontinued activities		(4,232)
Cash and cash equivalents at beginning of period	23,962	17,519
Cash and cash equivalents at end of period	20,925	31,665
Supplemental Disclosure of Cash Flow Activities:
Non-cash financing activity of issuance of shares in connection with acquisitions		675
Purchase of property and equipment on credit	$ 45	$ 58